OTHER LONG-TERM LIABILITIES	12 Months Ended
Jun. 30, 2015
OTHER LONG-TERM LIABILITIES	NOTE 16 — OTHER LONG-TERM LIABILITIES

(In millions)

June 30,	2015	2014

Tax contingencies and other tax liabilities	$12,290	$10,510
Other	1,254	1,084

Total	$13,544	$11,594